S000094965 [Member] N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS ETF TRUST
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Sep. 03, 2025